CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets:
Cash, cash equivalents and restricted cash	$ 8,486	$ 7,621
Receivables, net:
Commissions receivable	9,198	8,220
Due from Clearing Broker	873	631
Other	938	1,587
Property and equipment, net	599	974
Right of use assets	3,730	4,332
Intangible assets, net	1,021	1,580
Goodwill	39,839	39,839
Other assets	1,993	2,626
TOTAL ASSETS	66,677	67,410
Liabilities:
Accounts payable, accrued expenses and other liabilities	10,208	9,082
Commissions payable	11,468	10,676
Operating lease liabilities	3,820	4,381
Notes payable, net of unamortized debt issuance costs of $739 and $645 as of December 31, 2024 and 2023, respectively	19,561	20,822
Promissory notes-affiliates	5,442	12,177
Due to members	0	5,169
TOTAL LIABILITIES	50,499	62,307
Stockholders' Equity and Members' Equity:
Common stock, $0.0001 par value, 55,000,000 authorized, 16,602,460 issued and outstanding at December 31, 2024	0	0
Additional paid-in-capital	22,984	0
Accumulated deficit	(23,253)	0
Members' Equity attributed to Legacy BMS Management Services LLC	0	5,103
Total Stockholders' Equity, Mezzanine Equity and Members' Equity Attributable to BMS Management Services LLC	16,178	5,103
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS' EQUITY	66,677	67,410
Series A Redeemable Convertible Preferred Stock
Mezzanine Equity:
Redeemable Series A Convertible Preferred Stock, par value $0.0001, 2,000,000 shares authorized, 1,555,000 shares outstanding at December 31, 2024	14,947	0
Series B Convertible Preferred Stock
Stockholders' Equity and Members' Equity:
Series B Convertible Preferred Stock, par value $0.0001, 500,000 shares authorized, 150,000 shares outstanding at December 31, 2024	$ 1,500	$ 0